Madison Funds | July 31, 2026

Quarterly Report

Madison Funds | July 31, 2026

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 43.5%
Bond Funds - 11.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	20,289	$1,060,912
Janus Henderson Mortgage-Backed Securities ETF	27,213	1,200,637
VanEck J. P. Morgan EM Local Currency Bond ETF (A)	54,266	1,382,155
		3,643,704
Foreign Stock Funds - 10.1%
Avantis Emerging Markets Equity ETF	7,509	672,130
Franklin FTSE Japan ETF (A)	9,726	383,010
Vanguard FTSE All-World ex-U.S. ETF	17,280	1,431,648
Vanguard FTSE Europe ETF	9,069	821,561
		3,308,349
Stock Funds - 22.3%
Distillate U.S. Fundamental Stability & Value ETF	11,542	752,539
Invesco S&P 500 Quality ETF	11,610	983,019
iShares Core S&P Small-Cap ETF	4,312	627,224
iShares Core S&P U.S. Growth ETF	6,234	1,152,230
State Street Energy Select Sector SPDR ETF	3,138	186,868
State Street Health Care Select Sector SPDR ETF	1,960	318,598
State Street SPDR S&P Bank ETF (A)	5,579	388,577
Vanguard Information Technology ETF	6,495	734,909
VictoryShares Free Cash Flow ETF	43,838	2,180,502
		7,324,466
Total Exchange Traded Funds
(Cost $12,441,017)		14,276,519

INVESTMENT COMPANIES - 54.4%
Bond Funds - 51.2%
Madison Core Bond Fund, Class R6 (B) (C)	1,901,554	16,790,717

Stock Funds - 3.2%
Madison Large Cap Fund, Class R6 (B)	34,218	1,039,205

Total Investment Companies
(Cost $19,678,405)		17,829,922

SHORT-TERM INVESTMENTS - 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 3.620%	695,180	695,180
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 3.680%	25,496	25,496

Total Short-Term Investments
(Cost $720,676)		720,676
TOTAL INVESTMENTS - 100.1%
(Cost $32,840,098)		32,827,117

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(43,947)

TOTAL NET ASSETS - 100.0%		$32,783,170
(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $1,758,096, collateralized by cash collateral of $25,496 and non-cash collateral of $1,769,308.

(B)	Affiliated Company.

(C)	Greater than 25% of the portfolio. For more information refer the website madisonfunds.com/individual/core-bond-fund/.

(D)	7-day yield.

(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2026

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 61.6%
Bond Funds - 6.5%
iShares 5-10 Year Investment Grade Corporate Bond ETF	32,739	$1,711,923
Janus Henderson Mortgage-Backed Securities ETF (A)	38,652	1,705,326
VanEck J. P. Morgan EM Local Currency Bond ETF	84,300	2,147,121
		5,564,370
Foreign Stock Funds - 17.5%
Avantis Emerging Markets Equity ETF	32,731	2,929,752
Franklin FTSE Japan ETF (A)	43,213	1,701,728
Vanguard FTSE All-World ex-U.S. ETF	81,986	6,792,540
Vanguard FTSE Europe ETF (A)	37,514	3,398,393
		14,822,413
Stock Funds - 37.6%
Distillate U.S. Fundamental Stability & Value ETF (A)	43,884	2,861,237
Invesco S&P 500 Quality ETF	53,007	4,488,103
iShares Core S&P Small-Cap ETF	18,768	2,729,993
iShares Core S&P U.S. Growth ETF	27,734	5,126,075
State Street Energy Select Sector SPDR ETF	24,031	1,431,046
State Street Health Care Select Sector SPDR ETF	13,894	2,258,470
State Street SPDR S&P Bank ETF (A)	31,351	2,183,597
Vanguard Information Technology ETF	33,309	3,768,913
VictoryShares Free Cash Flow ETF	141,084	7,017,518
		31,864,952
Total Exchange Traded Funds
(Cost $43,707,935)		52,251,735

INVESTMENT COMPANIES - 35.3%
Bond Funds - 29.6%
Madison Core Bond Fund, Class R6 (B) (C)	2,843,527	25,108,341

Stock Funds - 5.7%
Madison Large Cap Fund, Class R6 (B)	160,905	4,886,674

Total Investment Companies
(Cost $30,740,327)		29,995,015

SHORT-TERM INVESTMENTS - 6.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 3.620%	3,186,513	3,186,513
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 3.680%	1,940,662	1,940,662

Total Short-Term Investments
(Cost $5,127,175)		5,127,175
TOTAL INVESTMENTS - 103.0%
(Cost $79,575,437)		87,373,925

NET OTHER ASSETS AND LIABILITIES - (3.0%)		(2,558,671)

TOTAL NET ASSETS - 100.0%		$84,815,254
(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $4,399,380, collateralized by cash collateral of $1,940,662 and non-cash collateral of $2,578,352.

(B)	Affiliated Company.

(C)	Greater than 25% of the portfolio. For more information refer the website madisonfunds.com/individual/core-bond-fund/.

(D)	7-day yield.

(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2026

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 74.0%
Bond Funds - 1.5%
Janus Henderson Mortgage-Backed Securities ETF (A)	19,386	$855,310
Foreign Stock Funds - 23.1%
Avantis Emerging Markets Equity ETF	30,410	2,721,999
Franklin FTSE Japan ETF (A)	39,060	1,538,183
Vanguard FTSE All-World ex-U.S. ETF	65,731	5,445,813
Vanguard FTSE Europe ETF (A)	35,450	3,211,416
		12,917,411
Stock Funds - 49.4%
Distillate U.S. Fundamental Stability & Value ETF	30,620	1,996,424
Invesco S&P 500 Quality ETF	48,021	4,065,938
iShares Core S&P Small-Cap ETF	21,273	3,094,371
iShares Core S&P U.S. Growth ETF	25,019	4,624,262
State Street Energy Select Sector SPDR ETF	18,410	1,096,315
State Street Health Care Select Sector SPDR ETF	11,860	1,927,843
State Street SPDR S&P Bank ETF (A)	27,175	1,892,739
Vanguard Information Technology ETF	30,080	3,403,552
VictoryShares Free Cash Flow ETF	110,233	5,482,989
		27,584,433
Total Exchange Traded Funds
(Cost $33,704,840)		41,357,154

INVESTMENT COMPANIES - 22.9%
Bond Funds - 14.1%
Madison Core Bond Fund, Class R6 (B)	896,574	7,916,748

Stock Funds - 8.8%
Madison Large Cap Fund, Class R6 (B)	161,832	4,914,842

Total Investment Companies
(Cost $11,555,563)		12,831,590

SHORT-TERM INVESTMENTS - 11.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 3.620%	2,044,492	2,044,492
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 3.680%	4,547,708	4,547,708

Total Short-Term Investments
(Cost $6,592,200)		6,592,200
TOTAL INVESTMENTS - 108.7%
(Cost $51,852,603)		60,780,944

NET OTHER ASSETS AND LIABILITIES - (8.7%)		(4,885,140)

TOTAL NET ASSETS - 100.0%		$55,895,804

(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $4,814,606, collateralized by cash collateral of $4,547,708 and non-cash collateral of $394,464.

(B)	Affiliated Company.

(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2026

Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%
GSAMP Trust, Series 2006-S5, Class M5 (A) (B), 7.488%, 9/25/36	$534,000	$—

Total Commercial Mortgage- Backed Securities
(Cost $–)		—

MORTGAGE BACKED SECURITIES - 0.0%

Fannie Mae - 0.0%
7.000%, 11/1/31 Pool # 607515	1,394	1,459
7.000%, 5/1/32 Pool # 644591	147	154
		1,613
Freddie Mac - 0.0%
8.000%, 6/1/30 Pool # C01005	239	246

Ginnie Mae - 0.0%
6.500%, 2/20/29 Pool # 2714	1,154	1,191
6.500%, 4/20/31 Pool # 3068	1,172	1,210
		2,401
Total Mortgage Backed Securities
(Cost $4,113)		4,260

	Shares
EXCHANGE TRADED FUNDS - 98.8%
Bond Funds - 53.7%
iShares 5-10 Year Investment Grade Corporate Bond ETF	38,500	2,013,165
Madison Aggregate Bond ETF (C)	850,000	16,881,340
Madison Short-Term Strategic Income ETF (C)	887,500	17,843,187
State Street SPDR Portfolio High Yield Bond ETF	473,454	11,017,275
VanEck J. P. Morgan EM Local Currency Bond ETF (D)	247,280	6,298,222
		54,053,189
Stock Funds - 45.1%
Global X MLP ETF (D)	60,449	3,431,085
Madison Covered Call ETF (C)	645,000	11,821,625
Madison Dividend Value ETF (C)	860,000	21,758,000
Schwab U.S. Dividend Equity ETF	252,202	8,441,201
		45,451,911
Total Exchange Traded Funds
(Cost $93,905,907)		99,505,100

SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (E), 3.620%	1,266,374	1,266,374

Total Short-Term Investments
(Cost $1,266,374)		1,266,374
TOTAL INVESTMENTS - 100.1%
(Cost $95,176,394)		100,775,734

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(139,954)

TOTAL NET ASSETS - 100.0%		$100,635,780
(A)	Floating rate or variable rate note. Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at July 31, 2026.

(B)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.

(C)	Affiliated Company.

(D)	All or a portion of these securities is on loan. The total value of the securities on loan is $6,187,567 collateralized by non-cash collateral of $6,316,388.

(E)	7-day yield.

ETF	Exchange Traded Fund.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2026

Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
MUNICIPAL BONDS - 98.9%
Alabama - 6.3%
Mobile County, General Obligation, 5.000%, 2/1/39	$610,000	$637,737
Montgomery Water Works & Sanitary Sewer Board, 5.000%, 9/1/42	315,000	333,030
Pike Road, Authority Revenue, 4.000%, 9/1/31	170,000	170,056
		1,140,823
California - 0.7%
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, General, 5.000%, 7/1/40	120,000	121,660

Colorado - 1.3%
Colorado Springs Utilities System Revenue, Series A, Utilities, 4.000%, 11/15/40	250,000	242,537

Florida - 6.0%
City of Oakland Park, 4.000%, 2/1/36	100,000	100,988
County of Polk Utility System Revenue, 5.000%, 10/1/54	350,000	358,354
Hialeah Utility System, 5.000%, 10/1/35	400,000	422,475
Tampa Bay Water, Series A, Water, 5.250%, 10/1/54	200,000	207,587
		1,089,404
Georgia - 0.8%
Americus-Sumter Payroll Development Authority, Series A, Housing, 3.250%, 6/1/33	150,000	146,582

Illinois - 12.6%
Cook County School District No. 111 Burbank, School District, (BAM-TCRS), 5.000%, 12/1/35	545,000	554,971
Cook County School District No. 111 Burbank, School District, (BAM-TCRS), 4.000%, 12/1/37	200,000	200,372
County of Warren, 5.000%, 12/30/40	100,000	104,569
Palatine Village, General Obligation, 2.000%, 12/1/28	175,000	167,060
Sangamon County School District No. 186 Springfield, School District, (AG), 5.500%, 6/1/58	250,000	258,807
Village of Bourbonnais, General Obligation, (BAM), 5.250%, 12/1/46	325,000	335,724
Village of Buffalo Grove, 5.000%, 12/30/38	300,000	320,001
Woodford Tazewell & McLean Counties Community Unit School District 140 Eureka, Series A, 5.000%, 11/1/42	325,000	338,092
		2,279,596
Indiana - 5.2%
Indiana Finance Authority, Series A, 5.000%, 10/1/46	140,000	145,283
Indiana Finance Authority, 5.250%, 3/1/54	240,000	242,237
Lincoln Center Building Corp., General Obligation, 4.000%, 8/1/28	285,000	290,062
Whitestown Redevelopment Authority, General, 5.000%, 7/15/38	260,000	266,134
		943,716
	Par Value	Value (Note 1, 2)
Kansas - 1.4%
Sedgwick County, Series A, General Obligation, 4.000%, 8/1/40	$250,000	$250,533

Kentucky - 2.5%
Eastern Kentucky University, Series A, Higher Education, (ST INTERCEPT), 5.000%, 4/1/33	445,000	445,571

Louisiana - 1.3%
Juban Crossing Economic Development District, Series A, 5.000%, 9/15/26	85,000	85,144
Lafourche Parish School Board, School District, 4.000%, 3/1/33	150,000	152,991
		238,135
Michigan - 2.7%
City of Wayland MI, (AGC), 4.000%, 10/1/40	185,000	180,052
Warren Woods Public Schools, School District, (BAM), 4.000%, 5/1/35	300,000	305,475
		485,527
Mississippi - 2.7%
Medical Center Educational Building Corp., Series A, Medical, 5.000%, 6/1/30	475,000	482,183

Nebraska - 1.7%
Elkhorn School District, School District, 4.000%, 12/15/36	315,000	316,552

New Jersey - 2.9%
New Jersey Turnpike Authority, Series A, Transportation, (BHAC-CR, AG), 5.250%, 1/1/28	250,000	259,534
New Jersey Turnpike Authority, Series A, Transportation, (BHAC-CR, AG), 5.250%, 1/1/29	250,000	265,211
		524,745
New Mexico - 1.1%
Otero County, General, (BAM), 4.000%, 12/1/28	195,000	198,086

New York - 3.9%
City of New York, Series C, General Obligation, 5.250%, 3/1/47	280,000	294,235
New York State Dormitory Authority, Series 1, Higher Education, (BHAC-CR, AMBAC), 5.500%, 7/1/31	215,000	231,038
Port Authority of New York & New Jersey, Series Eighty-Fifth, Airport, (GO of AUTH), 5.375%, 3/1/28	175,000	178,996
		704,269
Ohio - 1.5%
Ohio Water Development Authority Water Pollution Control Loan Fund, Series D, 5.000%, 12/1/44	250,000	266,661

Oklahoma - 4.1%
Elk City Industrial Authority, General, 4.000%, 5/1/30	335,000	340,169
Tulsa County Industrial Authority, General, 3.000%, 2/1/31	400,000	393,159
		733,328

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2026

Tax-Free National Fund Portfolio of Investments (unaudited) - concluded

	Par Value	Value (Note 1, 2)
Oregon - 2.0%
City of Portland Sewer System Revenue, Series A, 5.000%, 10/1/49	$350,000	$361,714

Pennsylvania - 5.0%
City of Pittsburgh, General Obligation, 4.000%, 9/1/35	350,000	351,022
Commonwealth Financing Authority, Series A, General, 5.000%, 6/1/35	370,000	371,519
Philadelphia Gas Works Co., Series A, Utilities, 5.000%, 8/1/40	170,000	180,497
		903,038
Texas - 5.1%
Center, General Obligation, 3.000%, 8/15/34	410,000	364,870
City of San Antonio Electric & Gas Systems Revenue, Series E, 5.250%, 2/1/49	250,000	262,351
Harris County Toll Road Authority, Transportation, 4.000%, 8/15/38	300,000	295,363
		922,584
Utah - 3.1%
Ogden City Sewer & Water Revenue, Series A, Water, 4.000%, 6/15/31	250,000	258,200
Utah Transit Authority, Series A, General, (BHAC-CR, NPFG), 5.000%, 6/15/35	280,000	311,659
		569,859
Virginia - 9.4%
Alexandria Sanitation Authority, Water, 5.000%, 7/15/54	200,000	206,604
Fairfax County Economic Development Authority, Series A, General, 5.000%, 9/1/38	90,000	92,407
Isle Wight County Industrial Development Authority, Medical, (AG), 5.250%, 7/1/48	400,000	411,921
Roanoke Economic Development Authority, Series A, Medical, 5.000%, 7/1/47	250,000	267,391
Southampton County Industrial Development Authority, General, 5.000%, 6/1/35	440,000	472,313
Western Regional Jail Authority, Facilities, 5.000%, 12/1/34	250,000	251,293
		1,701,929
Washington - 0.5%
State of Washington, Series R-2023A, General Obligation, 5.000%, 8/1/36	80,000	87,594

West Virginia - 4.0%
West Virginia Economic Development Authority, Series A, General, 5.000%, 7/1/37	450,000	455,321
West Virginia University, Series A, 4.000%, 10/1/39	265,000	260,414
		715,735
Wisconsin - 11.1%
City of Burlington WI, Series A, General Obligation, (BAM), 4.000%, 4/1/36	580,000	586,701
City of Green Bay WI, Series A, General Obligation, 4.000%, 4/1/38	355,000	356,177
City of Superior, Series A, 4.000%, 9/1/36	135,000	138,574
City of Whitewater, Series A, (BAM), 5.000%, 6/1/38	290,000	307,841
	Par Value	Value (Note 1, 2)
Wisconsin - 11.1%
Public Finance Authority, Series A, Medical, 5.000%, 10/1/32	$200,000	$211,285
Wisconsin Health & Educational Facilities Authority, Series A, Medical, 4.000%, 11/15/35	400,000	400,610
		2,001,188
TOTAL INVESTMENTS - 98.9%
(Cost $18,281,366)		17,873,549

NET OTHER ASSETS AND LIABILITIES - 1.1%		201,064

TOTAL NET ASSETS - 100.0%		$18,074,613

AG	Assured Guaranty.

AMBAC	American Municipal Bond Assurance Corporation.

BAM	Build America Mutual Assurance Co.

BHAC-CR	Berkshire Hathaway Assurance Corp.

GO of AUTH	General Obligation of the Authority.

NPFG	National Public Finance Guarantee Corporation.

ST	State Intercept.

TCRS	Transferable Custodial Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2026

High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
CORPORATE NOTES AND BONDS - 34.7%
Communication Services - 2.4%
Cisco Systems, Inc., 4.950%, 2/26/31	$750,000	$753,227
Walt Disney Co., 3.800%, 3/22/30	750,000	726,256
		1,479,483
Communications - 3.5%
Alphabet, Inc., 4.400%, 2/15/33	750,000	719,288
Amazon.com, Inc., 4.550%, 3/13/33	750,000	723,074
Meta Platforms, Inc., 4.600%, 11/15/32	750,000	720,710
		2,163,072
Consumer Discretionary - 2.0%
Home Depot, Inc., 4.500%, 9/15/32	750,000	736,216
NIKE, Inc., 2.750%, 3/27/27	500,000	495,175
		1,231,391
Consumer Staples - 6.1%
AbbVie, Inc., 4.800%, 3/15/29	750,000	751,838
Hershey Co., 4.750%, 2/24/30	800,000	800,765
Mars, Inc., 5.200%, 3/1/35	750,000	738,016
PepsiCo, Inc., 4.450%, 5/15/28	750,000	750,396
PepsiCo, Inc., 2.750%, 3/19/30	750,000	700,835
		3,741,850
Energy - 1.2%
Enterprise Products Operating LLC, 4.600%, 1/15/31	750,000	740,865

Financials - 17.1%
American Express Co., (1 day USD SOFR Index + 1.090%) (A), 5.532%, 4/25/30	800,000	813,333
Bank of America Corp., (3 mo. USD Term SOFR + 1.442%) (A) (B), 3.194%, 7/23/30 (B)	800,000	761,706
Bank of New York Mellon Corp., (1 day USD SOFR Index + 1.802%) (A), 5.802%, 10/25/28	850,000	862,665
Berkshire Hathaway Finance Corp., 2.875%, 3/15/32	750,000	683,392
JPMorgan Chase & Co., (1 day USD SOFR + 1.310%) (A), 5.012%, 1/23/30	850,000	851,874
Marsh & McLennan Cos., Inc., 4.650%, 3/15/30	800,000	793,297
Mastercard, Inc., 3.300%, 3/26/27	750,000	745,507
Morgan Stanley, (1 day USD SOFR + 2.240%) (A), 6.296%, 10/18/28	750,000	763,599
PNC Financial Services Group, Inc., (1 day USD SOFR + 1.841%) (A), 5.582%, 6/12/29	850,000	862,216
Simon Property Group LP, 2.450%, 9/13/29	750,000	700,144
State Street Corp., 4.330%, 10/22/27	750,000	749,322
Truist Financial Corp., (1 day USD SOFR + 1.435%) (A), 4.873%, 1/26/29	500,000	500,716
U.S. Bancorp, (1 day USD SOFR + 1.660%) (A), 4.548%, 7/22/28	750,000	749,513
Welltower OP LLC, 4.500%, 7/1/30	750,000	738,589
		10,575,873
Health Care - 1.2%
UnitedHealth Group, Inc., 5.250%, 2/15/28	750,000	758,253

Industrials - 1.2%
John Deere Capital Corp., 4.750%, 1/20/28	750,000	753,335

Total Corporate Notes and Bonds
(Cost $21,684,423)		21,444,122
	Par Value	Value (Note 1, 2)
FOREIGN CORPORATE BONDS - 1.2%
Health Care - 1.2%
Pfizer Investment Enterprises Pte. Ltd., 4.750%, 5/19/33	$750,000	$730,710

Total Foreign Corporate Bonds
(Cost $744,701)		730,710

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 62.7%
Fannie Mae - 0.4%
0.750%, 10/8/27	250,000	240,046

U.S. Treasury Notes - 62.3%
4.125%, 1/31/27	1,050,000	1,050,646
4.000%, 2/29/28	2,500,000	2,489,551
3.625%, 5/31/28	2,500,000	2,470,898
4.000%, 6/30/28	2,500,000	2,486,328
4.875%, 10/31/28	2,500,000	2,528,613
4.500%, 5/31/29	2,300,000	2,308,445
4.000%, 7/31/29	2,300,000	2,276,641
3.875%, 9/30/29	2,300,000	2,266,398
3.875%, 11/30/29	2,375,000	2,337,334
3.875%, 12/31/29	2,375,000	2,336,128
4.000%, 7/31/30	2,375,000	2,338,355
4.375%, 11/30/30	2,375,000	2,368,228
4.125%, 2/29/32	2,175,000	2,134,729
4.125%, 11/15/32	2,175,000	2,124,278
3.375%, 5/15/33	2,300,000	2,138,281
3.875%, 8/15/33	1,750,000	1,673,711
4.000%, 2/15/34	2,300,000	2,207,371
4.250%, 11/15/34	1,000,000	970,586
		38,506,521
Total U.S. Government and Agency Obligations
(Cost $39,275,489)		38,746,567
	Shares
SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 3.620%	287,771	287,771
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 3.680%	764,400	764,400

Total Short-Term Investments
(Cost $1,052,171)		1,052,171
TOTAL INVESTMENTS - 100.3%
(Cost $62,756,784)		61,973,570

NET OTHER ASSETS AND LIABILITIES - (0.3%)		(186,129)

TOTAL NET ASSETS - 100.0%		$61,787,441

(A)	Floating rate or variable rate note. Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at July 31, 2026.

(B)	All or a portion of these securities is on loan. The total value of the securities on loan is $747,027, collateralized by cash collateral of $764,400.

(C)	7-day yield.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2026

High Quality Bond Fund Portfolio of Investments (unaudited) - concluded

(D)	Represents investments of cash collateral received in connection with securities lending.

LLC	Limited Liability Corporation.

LP	Limited Partnership.

OP	Operating Partnership.

REIT	Real Estate Investment Trust.

SOFR	Secured Overnight Financing Rate.

USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2026

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
ASSET BACKED SECURITIES - 1.3%
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.280%, 5/15/28	$138,632	$139,044
Chesapeake Funding II LLC, Series 2023- 2A, Class A1 (A), 6.160%, 10/15/35	95,295	95,372
Evergreen Credit Card Trust, Series 2025- 1A, Class B, 4.240%, 10/15/29	500,000	496,258
John Deere Owner Trust, Series 2023-B, Class A3, 5.180%, 3/15/28	175,755	176,301
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4, 4.450%, 11/15/29	173,743	173,879
Towd Point Mortgage Trust, Series 2024- CES1, Class A1A (B), 5.848%, 1/25/64	545,210	545,156
Verizon Master Trust, Series 2024-3, Class B, 5.540%, 4/22/30	1,250,000	1,258,418

Total Asset Backed Securities
(Cost $2,896,891)		2,884,428

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.0%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (C), 2.879%, 7/25/49	26,842	26,388
CIM Trust, Series 2021-J2, Class A4 (A) (B), 2.500%, 4/25/51	399,381	354,403
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, 3.000%, 6/15/27	31,348	204
Federal Home Loan Mortgage Corp. REMICS, Series 5655, Class BG, 4.500%, 5/15/33	1,720,528	1,681,024
Federal Home Loan Mortgage Corp. REMICS, Series 5451, Class A, 5.000%, 5/25/49	127,231	126,426
Federal Home Loan Mortgage Corp. REMICS, Series 5666, Class KE, 5.250%, 10/25/55	2,228,192	2,213,174
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, 3.500%, 3/25/30	182,200	6,465
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.500%, 4/25/31	120,580	117,489
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4.000%, 5/25/31	161,081	158,264
Federal National Mortgage Association REMICS, Series 2001-73, Class GZ, 6.000%, 12/25/31	35,579	36,241
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.500%, 9/25/35	39,575	39,943
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, 5.500%, 12/25/35	958,214	129,069
Federal National Mortgage Association REMICS, Series 2025-26, Class BA, 5.500%, 5/25/48	363,008	364,774
Federal National Mortgage Association REMICS, Series 2024-99, Class EA, 5.500%, 5/25/51	360,683	360,246
	Par Value	Value (Note 1, 2)
Federal National Mortgage Association REMICS, Series 2025-5, Class EA, 5.500%, 10/25/51	$475,202	$474,522
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (B), 2.500%, 9/25/41	380,449	338,946
GCAT Trust, Series 2021-NQM1, Class A1 (A) (B), 0.874%, 1/25/66	415,049	364,202
Government National Mortgage Association REMICS, Series 2025-157, Class NA, 6.000%, 4/20/55	611,950	602,923
Government National Mortgage Association REMICS, Series 2025-214, Class ND, 4.750%, 12/20/55	2,431,733	2,363,609
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (B), 2.500%, 5/25/51	405,337	326,561
JP Morgan Mortgage Trust, Series 2019-5, Class A3 (A) (B), 4.000%, 11/25/49	13,055	11,895
JP Morgan Mortgage Trust, Series 2019-7, Class A3 (A) (B), 3.472%, 2/25/50	65,935	58,273
JP Morgan Mortgage Trust, Series 2021-1, Class A3 (A) (B), 2.500%, 6/25/51	530,506	425,282
JP Morgan Mortgage Trust, Series 2021-3, Class A3 (A) (B), 2.500%, 7/25/51	721,242	578,186
JP Morgan Mortgage Trust, Series 2021-6, Class A4 (A) (B), 2.500%, 10/25/51	549,685	486,497
JP Morgan Mortgage Trust, Series 2021-14, Class A4 (A) (B), 2.500%, 5/25/52	589,146	518,966
JP Morgan Mortgage Trust, Series 2024-5, Class A4 (B), 6.000%, 11/25/54	194,457	194,031
JP Morgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B), 3.000%, 2/25/50	113,687	95,883
PSMC Trust, Series 2020-2, Class A2 (A) (B), 3.000%, 5/25/50	71,303	61,952
PSMC Trust, Series 2021-1, Class A11 (A) (B), 2.500%, 3/25/51	664,992	582,506
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B), 2.500%, 12/25/51	476,498	418,201
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (B), 2.500%, 1/25/52	331,638	289,862
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B), 3.000%, 6/25/43	195,739	174,509
Towd Point Mortgage Trust, Series 2024-4, Class A1A (B), 4.552%, 10/27/64	1,254,118	1,237,370
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B), 4.000%, 4/25/49	6,833	6,286
Wells Fargo Mortgage-Backed Securities Trust, Series 2021-INV2, Class A2 (A) (B), 2.500%, 9/25/51	490,642	393,177

Total Collateralized Mortgage Obligations
(Cost $16,871,779)		15,617,749

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1 (B), 0.223%, 9/25/26	10,837,636	695

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2026

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
Federal National Mortgage Association- ACES, Series 2022-M1, Class A2 (B), 1.669%, 10/25/31	$1,250,000	$1,072,507
FREMF Mortgage Trust, Series 2016-K58, Class B (A) (B), 3.731%, 9/25/49	320,000	319,007
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (B), 3.564%, 3/25/53	750,000	697,698
Government National Mortgage Association, Series 2024-153, Class AB, 4.500%, 3/16/65	718,146	704,744
GSAMP Trust, Series 2006-S5, Class M5 (B) (D), 7.488%, 9/25/36	772,000	—

Total Commercial Mortgage- Backed Securities
(Cost $2,820,294)		2,794,651

CORPORATE NOTES AND BONDS - 24.0%
Basic Materials - 0.2%
Rio Tinto Finance USA PLC, 5.000%, 3/14/32	500,000	498,919

Communication Services - 0.7%
AT&T, Inc., 4.750%, 5/15/46	500,000	396,731
Expedia Group, Inc., 3.250%, 2/15/30	250,000	235,481
SBA Communications Corp., 3.875%, 2/15/27	350,000	347,661
VeriSign, Inc., 2.700%, 6/15/31	500,000	446,328
Verizon Communications, Inc., 3.400%, 3/22/41	300,000	221,726
		1,647,927
Communications - 1.7%
Amazon.com, Inc., 4.875%, 3/13/36	500,000	475,941
Amazon.com, Inc., 5.800%, 3/13/56	500,000	458,226
Meta Platforms, Inc., 4.875%, 11/15/35	500,000	467,854
Meta Platforms, Inc., 6.300%, 5/15/56	550,000	503,255
NTT Finance Corp., 5.502%, 7/16/35	500,000	494,189
Space Exploration Technologies Corp., 5.350%, 7/15/31	750,000	728,962
Verizon Communications, Inc., 5.875%, 11/30/55	600,000	546,758
		3,675,185
Consumer Discretionary - 1.1%
Advance Auto Parts, Inc., 1.750%, 10/1/27	250,000	240,036
BorgWarner, Inc. (E), 5.400%, 8/15/34	250,000	248,181
Home Depot, Inc., 3.350%, 4/15/50	250,000	165,787
Lowe’s Cos., Inc., 3.000%, 10/15/50	500,000	299,199
Lowe’s Cos., Inc., 4.250%, 4/1/52	750,000	556,602
Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	250,000	257,859
Tractor Supply Co., 5.250%, 5/15/33	150,000	148,636
Walmart, Inc., 4.900%, 4/28/35	500,000	494,204
		2,410,504
Consumer Staples - 1.1%
Diageo Investment Corp., 5.125%, 8/15/30	400,000	402,475
GE HealthCare Technologies, Inc., 4.800%, 8/14/29	500,000	499,989
Keurig Dr. Pepper, Inc., 3.800%, 5/1/50	300,000	204,590
Lamb Weston Holdings, Inc. (A), 4.875%, 5/15/28	250,000	247,863
Mars, Inc., 5.200%, 3/1/35	225,000	221,405
Mars, Inc., 5.700%, 5/1/55	600,000	564,649
	Par Value	Value (Note 1, 2)
PayPal Holdings, Inc., 5.100%, 4/1/35	$250,000	$241,443
		2,382,414
Energy - 2.6%
Boardwalk Pipelines LP, 4.450%, 7/15/27	400,000	399,687
Devon Energy Corp., 5.200%, 9/15/34	800,000	785,427
Diamondback Energy, Inc., 5.400%, 4/18/34	550,000	547,109
Eastern Gas Transmission & Storage, Inc., 3.000%, 11/15/29	350,000	329,279
Energy Transfer LP, 5.250%, 4/15/29	275,000	277,292
Energy Transfer LP, 6.550%, 12/1/33	300,000	318,775
Kinder Morgan, Inc., 5.850%, 6/1/35	250,000	255,336
Kinder Morgan, Inc., 5.550%, 6/1/45	400,000	367,956
Marathon Petroleum Corp., 3.800%, 4/1/28	350,000	345,063
Marathon Petroleum Corp., 5.150%, 3/1/30	250,000	251,411
MPLX LP, 2.650%, 8/15/30	350,000	319,795
ONEOK, Inc., 5.450%, 6/1/47	400,000	348,751
Valero Energy Corp., 5.150%, 2/15/30	650,000	654,360
Valero Energy Corp., 6.625%, 6/15/37	500,000	537,528
Valero Energy Corp., 4.000%, 6/1/52	175,000	123,833
		5,861,602
Financials - 10.6%
American Express Co., (1 day USD SOFR + 1.940%) (B), 6.489%, 10/30/31	500,000	527,568
American International Group, Inc., 4.750%, 4/1/48	150,000	125,525
Athene Holding Ltd., 6.250%, 4/1/54	250,000	222,661
Bank of America Corp., (1 day USD SOFR + 0.870%) (B), 4.456%, 2/6/32	400,000	388,709
Bank of America Corp., (1 day USD SOFR + 1.910%) (B), 5.288%, 4/25/34	350,000	348,437
Bank of America Corp., (1 day USD SOFR + 1.650%) (B), 5.468%, 1/23/35	250,000	250,541
Bank of New York Mellon Corp., (1 day USD SOFR Index + 2.074%) (B), 5.834%, 10/25/33	500,000	517,971
Berkshire Hathaway Finance Corp., 3.850%, 3/15/52	350,000	251,150
Capital One Financial Corp., (1 day USD SOFR + 2.057%) (B), 4.927%, 5/10/28	350,000	350,595
Capital One Financial Corp., (1 day USD SOFR + 2.640%) (B), 6.312%, 6/8/29	400,000	409,766
Capital One Financial Corp., (1 day USD SOFR + 1.790%) (B), 3.273%, 3/1/30	350,000	335,440
CBRE Services, Inc., 4.800%, 6/15/30	250,000	246,987
Citibank NA, 5.803%, 9/29/28	250,000	256,361
Citigroup, Inc., (1 day USD SOFR + 2.086%) (B), 4.910%, 5/24/33	350,000	343,940
Citigroup, Inc., (5 yr. CMT + 1.730%) (B), 5.411%, 9/19/39	400,000	386,947
Citizens Financial Group, Inc., (5 yr. CMT + 1.450%) (B), 5.299%, 1/29/36	500,000	488,975
Empower Finance 2020 LP (A), 3.075%, 9/17/51	350,000	213,606
Fifth Third Bancorp, 2.550%, 5/5/27	350,000	345,452
Fifth Third Bancorp, (1 day USD SOFR + 2.340%) (B), 6.339%, 7/27/29	400,000	411,036
Fifth Third Bancorp, (1 day USD SOFR + 1.660%) (B), 4.337%, 4/25/33	350,000	332,303
Five Corners Funding Trust II (A), 2.850%, 5/15/30	250,000	230,722

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2026

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/32	$400,000	$353,786
Goldman Sachs Group, Inc., (1 day USD SOFR + 0.913%) (B), 1.948%, 10/21/27	500,000	497,202
Goldman Sachs Group, Inc., (1 day USD SOFR + 1.190%) (B), 5.065%, 1/21/37	500,000	475,184
Huntington Bancshares, Inc., (1 day USD SOFR + 2.020%) (B), 6.208%, 8/21/29	350,000	358,978
Intercontinental Exchange, Inc., 4.600%, 3/15/33	350,000	337,297
JPMorgan Chase & Co., (1 day USD SOFR + 1.620%) (B), 5.336%, 1/23/35	500,000	497,393
JPMorgan Chase & Co., (1 day USD SOFR + 1.680%) (B), 5.572%, 4/22/36	500,000	501,043
Keybank National Association, 5.000%, 1/26/33	250,000	243,123
KeyCorp, 4.100%, 4/30/28	400,000	395,939
KKR Group Finance Co. VIII LLC (A), 3.500%, 8/25/50	250,000	161,089
Liberty Mutual Group, Inc. (A), 3.950%, 5/15/60	150,000	99,883
LPL Holdings, Inc. (A), 4.000%, 3/15/29	350,000	339,702
Morgan Stanley, (1 day USD SOFR + 1.830%) (B), 6.407%, 11/1/29	450,000	464,160
Morgan Stanley, (1 day USD SOFR + 1.108%) (B), 5.230%, 1/15/31	350,000	351,393
Morgan Stanley, (1 day USD SOFR + 1.020%) (B), 1.928%, 4/28/32	500,000	430,196
Morgan Stanley, (1 day USD SOFR + 1.730%) (B), 5.466%, 1/18/35	500,000	497,548
Nasdaq, Inc., 1.650%, 1/15/31	450,000	390,673
Old Republic International Corp., 3.850%, 6/11/51	300,000	204,130
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	250,000	229,513
PNC Bank NA, 2.700%, 10/22/29	250,000	233,064
PNC Financial Services Group, Inc., (1 day USD SOFR + 1.333%) (B), 4.899%, 5/13/31	540,000	537,370
PNC Financial Services Group, Inc., (1 day USD SOFR + 2.284%) (B), 6.875%, 10/20/34	300,000	324,708
Progressive Corp., 5.150%, 3/26/36	250,000	244,163
Prologis LP, 4.900%, 6/15/36	400,000	381,532
Realty Income Corp., 4.850%, 3/15/30	400,000	399,311
Realty Income Corp., 5.125%, 4/15/35	250,000	243,613
Regions Financial Corp., 1.800%, 8/12/28	500,000	472,191
Simon Property Group LP, 4.300%, 1/15/31	500,000	486,775
Simon Property Group LP, 5.125%, 10/1/35	500,000	488,854
State Street Corp., (1 day USD SOFR + 1.490%) (B), 3.031%, 11/1/34	250,000	233,495
Teachers Insurance & Annuity Association of America (A), 3.300%, 5/15/50	300,000	190,597
Truist Bank, 2.250%, 3/11/30	325,000	294,132
Truist Financial Corp., (1 day USD SOFR + 1.309%) (B), 5.071%, 5/20/31	250,000	249,680
Truist Financial Corp., (1 day USD SOFR + 1.852%) (B), 5.122%, 1/26/34	400,000	392,682
Truist Financial Corp., (1 day USD SOFR + 2.361%) (B), 5.867%, 6/8/34	600,000	611,624
U.S. Bancorp, (1 day USD SOFR + 1.660%) (B), 4.548%, 7/22/28	500,000	499,675
	Par Value	Value (Note 1, 2)
U.S. Bancorp, (1 day USD SOFR + 1.560%) (B), 5.384%, 1/23/30	$250,000	$252,903
U.S. Bancorp, (1 day USD SOFR + 1.600%) (B), 4.839%, 2/1/34	525,000	508,232
Wells Fargo & Co., (1 day USD SOFR + 1.740%) (B), 5.574%, 7/25/29	500,000	507,346
Wells Fargo & Co., (1 day USD SOFR + 1.500%) (B), 5.198%, 1/23/30	600,000	603,756
Wells Fargo & Co., (1 day USD SOFR + 1.110%) (B), 5.244%, 1/24/31	500,000	502,801
Wells Fargo & Co., (1 day USD SOFR + 2.020%) (B), 5.389%, 4/24/34	350,000	349,478
Wells Fargo & Co., (1 day USD SOFR + 1.100%) (B), 4.960%, 1/23/37	250,000	238,086
Welltower OP LLC, 2.050%, 1/15/29	500,000	469,395
Weyerhaeuser Co., 3.375%, 3/9/33	300,000	266,595
		23,794,982
Health Care - 0.9%
AbbVie, Inc., 5.400%, 3/15/54	675,000	615,656
Amgen, Inc., 5.650%, 3/2/53	150,000	139,212
Centene Corp., 2.450%, 7/15/28	500,000	474,321
GE HealthCare Technologies, Inc., 6.377%, 11/22/52	250,000	253,387
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.200%, 6/1/30	250,000	224,789
Humana, Inc., 5.375%, 4/15/31	250,000	250,743
		1,958,108
Industrials - 1.5%
Ashtead Capital, Inc. (A), 2.450%, 8/12/31	600,000	523,071
Carrier Global Corp., 3.577%, 4/5/50	68,000	46,685
Carrier Global Corp., 6.200%, 3/15/54	174,000	176,397
Eaton Corp., 4.800%, 3/6/36	750,000	717,170
Honeywell Aerospace, Inc., 4.950%, 3/16/36	500,000	480,703
Nordson Corp., 5.800%, 9/15/33	100,000	102,055
Norfolk Southern Corp., 5.950%, 3/15/64	250,000	240,140
Otis Worldwide Corp., 2.565%, 2/15/30	350,000	322,732
Quanta Services, Inc., 2.900%, 10/1/30	500,000	459,911
Textron, Inc., 2.450%, 3/15/31	250,000	223,306
		3,292,170
Information Technology - 1.5%
Dell International LLC/EMC Corp., 8.350%, 7/15/46	87,000	104,928
Dell International LLC/EMC Corp., 3.450%, 12/15/51	625,000	410,241
Fiserv, Inc., 3.500%, 7/1/29	750,000	718,896
Gartner, Inc. (A), 4.500%, 7/1/28	400,000	393,634
HP, Inc., 2.650%, 6/17/31	600,000	532,122
Iron Mountain, Inc. (A), 4.500%, 2/15/31	275,000	260,243
Oracle Corp., 3.950%, 3/25/51	750,000	453,845
VMware LLC, 2.200%, 8/15/31	500,000	434,074
		3,307,983
Materials - 0.1%
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	254,883

Technology - 0.8%
Broadcom, Inc., 3.187%, 11/15/36	12,000	9,526
Fidelity National Information Services, Inc., 4.800%, 3/10/31	500,000	490,509
Intel Corp., 5.300%, 5/15/36	350,000	337,091
NetApp, Inc., 5.500%, 3/17/32	400,000	403,009

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2026

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
Paychex, Inc. (E), 5.600%, 4/15/35	$500,000	$495,972
		1,736,107
Utilities - 1.2%
Berkshire Hathaway Energy Co., 1.650%, 5/15/31	350,000	300,607
DTE Electric Co., 5.400%, 4/1/53	250,000	227,999
Duke Energy Corp., 3.750%, 9/1/46	500,000	356,700
Duke Energy Progress LLC, 3.700%, 10/15/46	500,000	360,182
Florida Power & Light Co., 2.875%, 12/4/51	700,000	414,017
Interstate Power & Light Co., 3.500%, 9/30/49	250,000	169,107
NextEra Energy Capital Holdings, Inc., 1.900%, 6/15/28	500,000	475,201
PECO Energy Co., 3.050%, 3/15/51	750,000	460,356
		2,764,169
Total Corporate Notes and Bonds
(Cost $57,694,537)		53,584,953

FOREIGN CORPORATE BONDS - 1.8%
Consumer Discretionary - 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. (A), 4.750%, 10/20/28	187,500	187,128

Energy - 0.1%
Enbridge, Inc., 5.700%, 3/8/33	250,000	254,569

Financials - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	250,000	249,852
Mitsubishi UFJ Financial Group, Inc., (1 yr. CMT + 1.530%) (B), 5.475%, 2/22/31	500,000	505,880
Royal Bank of Canada (E), 5.150%, 2/1/34	400,000	399,932
Toronto-Dominion Bank, 4.456%, 6/8/32	300,000	290,574
UBS Group AG, (1 yr. CMT + 2.050%) (A) (B), 4.703%, 8/5/27	400,000	399,996
		1,846,234
Health Care - 0.5%
Pfizer Investment Enterprises Pte. Ltd., 5.300%, 5/19/53	400,000	357,775
Pfizer Investment Enterprises Pte. Ltd., 5.340%, 5/19/63	250,000	217,583
Royalty Pharma PLC, 2.200%, 9/2/30	200,000	179,365
STERIS Irish FinCo UnLtd Co., 3.750%, 3/15/51	500,000	340,122
		1,094,845
Industrials - 0.2%
BAE Systems PLC (A), 5.300%, 3/26/34	500,000	498,602

Materials - 0.1%
Nutrien Ltd., 5.800%, 3/27/53	250,000	236,818

Total Foreign Corporate Bonds
(Cost $4,372,724)		4,118,196

MORTGAGE BACKED SECURITIES - 33.1%
Fannie Mae - 18.5%
3.000%, 9/1/30 Pool # 890696	106,577	103,836
3.000%, 12/1/30 Pool # AL8924	40,476	39,768
7.000%, 11/1/31 Pool # 607515	1,394	1,459
3.500%, 12/1/31 Pool # MA0919	44,617	43,348
6.500%, 3/1/32 Pool # 631377	4,561	4,721
	Par Value	Value (Note 1, 2)
6.500%, 5/1/32 Pool # 636758	$198	$204
7.000%, 5/1/32 Pool # 644591	92	96
6.500%, 6/1/32 Pool # 545691	10,164	10,476
3.500%, 8/1/32 Pool # MA3098	63,145	61,404
3.500%, 9/1/32 Pool # MA3126	41,500	40,400
5.500%, 11/1/33 Pool # 555880	14,268	14,355
4.000%, 2/1/35 Pool # MA2177	140,358	136,654
3.500%, 12/1/35 Pool # MA2473	145,567	138,845
4.500%, 12/1/35 Pool # 745147	2,377	2,309
2.500%, 9/1/36 Pool # FS4049	417,089	387,970
6.000%, 11/1/36 Pool # 902510	19,653	20,324
6.000%, 10/1/37 Pool # 947563	24,501	25,399
6.500%, 12/1/37 Pool # 889072	15,059	15,887
4.500%, 5/1/38 Pool # MA5013	707,777	693,529
6.500%, 8/1/38 Pool # 987711	44,511	46,843
3.000%, 11/1/39 Pool # MA3831	71,788	65,935
4.000%, 9/1/40 Pool # AE3039	150,269	143,243
4.000%, 1/1/41 Pool # AB2080	125,998	119,991
2.500%, 5/1/41 Pool # MA4334	983,130	868,795
5.500%, 7/1/41 Pool # AL6588	113,561	115,215
2.500%, 8/1/41 Pool # FM8460	190,346	168,061
4.000%, 9/1/41 Pool # AJ1406	57,530	54,728
4.000%, 10/1/41 Pool # AJ4046	178,000	170,007
3.500%, 11/1/41 Pool # AB3867	67,639	62,889
2.500%, 3/1/42 Pool # MA4571	2,477,077	2,176,224
4.000%, 3/1/42 Pool # AL1998	263,530	250,063
3.500%, 6/1/42 Pool # AO4134	285,968	265,737
3.500%, 8/1/42 Pool # AP2133	153,438	142,519
3.000%, 9/1/42 Pool # AP6568	42,365	37,958
3.500%, 9/1/42 Pool # AB6228	85,395	79,277
4.000%, 10/1/42 Pool # AP7363	196,523	185,776
3.500%, 1/1/43 Pool # AQ9326	175,994	163,430
3.000%, 2/1/43 Pool # AL3072	285,552	255,640
3.500%, 3/1/43 Pool # AT0310	138,278	128,387
3.500%, 4/1/43 Pool # AT2887	145,436	134,734
5.000%, 11/1/44 Pool # MA5539	521,350	511,619
4.000%, 1/1/45 Pool # AS4257	43,754	41,063
5.000%, 9/1/45 Pool # MA5833	636,109	623,952
5.000%, 4/1/46 Pool # MA6042	974,363	950,448
4.500%, 10/1/46 Pool # MA2783	24,696	23,690
3.000%, 1/1/47 Pool # BE0108	272,753	240,000
2.500%, 12/1/47 Pool # FM3165	817,528	687,356
3.000%, 1/1/48 Pool # FM1303	875,404	770,353
3.000%, 8/1/48 Pool # FS0517	595,179	521,710
3.000%, 1/1/49 Pool # FS4296	569,515	508,354
4.000%, 11/1/50 Pool # FM5530	445,211	410,447
3.000%, 12/1/51 Pool # FS3478	778,635	662,842
2.000%, 1/1/52 Pool # FS0173	871,095	696,029
2.500%, 1/1/52 Pool # CB2548	384,624	318,815
2.000%, 3/1/52 Pool # CB3105	367,383	293,424
2.500%, 3/1/52 Pool # BV4133	462,010	377,473
3.000%, 3/1/52 Pool # CB3115	703,194	608,857
2.500%, 4/1/52 Pool # FS4138	1,423,039	1,188,676
3.500%, 5/1/52 Pool # FS1866	761,419	680,034
4.000%, 5/1/52 Pool # FS1818	2,703,196	2,476,318
3.500%, 6/1/52 Pool # CB3845	739,048	660,054
3.500%, 7/1/52 Pool # FS2812	467,367	421,291
3.500%, 8/1/52 Pool # CB4361	1,563,184	1,391,629
4.500%, 8/1/52 Pool # FS2605	1,162,131	1,098,594
4.000%, 9/1/52 Pool # MA4732	573,050	524,305
4.500%, 9/1/52 Pool # FS2821	544,537	515,442
4.000%, 10/1/52 Pool # MA4783	996,749	911,348
4.500%, 10/1/52 Pool # MA4784	530,097	500,291

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2026

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
5.000%, 10/1/52 Pool # MA4785	$2,043,509	$1,988,568
5.500%, 10/1/52 Pool # MA4786	615,229	613,189
5.000%, 11/1/52 Pool # MA4806	720,239	700,132
5.000%, 12/1/52 Pool # MA4841	2,603,300	2,529,552
5.500%, 12/1/52 Pool # MA4842	1,431,508	1,429,563
4.500%, 7/1/53 Pool # FS4996	506,328	479,407
5.500%, 7/1/53 Pool # MA5072	2,848,002	2,831,968
5.500%, 9/1/53 Pool # FS5575	535,735	535,669
5.500%, 5/1/54 Pool # FS7759	843,692	839,300
5.000%, 1/1/55 Pool # MA5585	1,097,632	1,059,290
4.000%, 7/1/55 Pool # FA2986	708,078	647,680
5.500%, 11/1/55 Pool # MA5879	671,090	664,169
4.500%, 4/1/56 Pool # FA5291	1,234,791	1,160,775
		41,470,112
Freddie Mac - 14.6%
8.000%, 6/1/30 Pool # C01005	129	133
6.500%, 1/1/32 Pool # C62333	3,496	3,607
2.500%, 2/1/32 Pool # ZS8641	104,819	99,974
3.500%, 8/1/32 Pool # C91485	59,168	57,321
4.000%, 5/1/33 Pool # G18693	98,756	97,094
4.500%, 6/1/34 Pool # C01856	94,954	93,315
2.500%, 6/1/35 Pool # RC1421	196,549	182,343
2.000%, 1/1/36 Pool # SB0546	505,272	458,186
6.500%, 11/1/36 Pool # C02660	1,763	1,854
5.500%, 1/1/37 Pool # G04593	57,144	58,053
5.500%, 11/1/37 Pool # A68787	39,380	39,937
5.500%, 12/1/38 Pool # G05267	110,700	112,019
4.500%, 8/1/39 Pool # G08361	104,523	101,584
5.000%, 5/1/40 Pool # SB8384	630,911	628,459
3.500%, 11/1/40 Pool # G06168	101,143	94,173
2.000%, 3/1/41 Pool # RB5105	743,668	638,313
2.500%, 6/1/41 Pool # SC0151	564,563	497,812
4.000%, 10/1/41 Pool # Q04092	248,284	235,908
4.500%, 3/1/42 Pool # G07491	117,978	114,636
2.500%, 9/1/42 Pool # SC0314	375,505	329,317
3.000%, 9/1/42 Pool # C04233	184,834	165,752
3.000%, 2/1/43 Pool # Q15767	120,432	108,537
3.000%, 4/1/43 Pool # V80026	1,017,646	910,806
3.500%, 8/1/44 Pool # Q27927	149,636	138,357
3.000%, 7/1/45 Pool # G08653	220,652	194,242
3.500%, 8/1/45 Pool # Q35614	156,700	142,994
3.000%, 11/1/45 Pool # G08675	180,584	158,849
3.000%, 1/1/46 Pool # G08686	229,555	201,825
3.000%, 10/1/46 Pool # G60722	232,905	204,383
3.500%, 11/1/47 Pool # Q52079	192,199	173,773
2.500%, 4/1/48 Pool # QA2240	1,870,300	1,570,609
3.000%, 7/1/49 Pool # QA1033	271,849	234,820
2.500%, 6/1/51 Pool # QC2842	742,208	609,989
2.500%, 1/1/52 Pool # SD7552	2,935,349	2,436,060
3.500%, 4/1/52 Pool # SD0960	995,540	891,127
3.500%, 5/1/52 Pool # RA7380	1,072,047	954,238
3.000%, 8/1/52 Pool # SD7556	1,218,752	1,051,750
4.000%, 9/1/52 Pool # SD8244	600,261	549,020
4.500%, 9/1/52 Pool # SD8245	557,620	526,655
4.500%, 10/1/52 Pool # SD8257	1,813,769	1,714,303
4.500%, 11/1/52 Pool # SD8266	2,199,940	2,076,022
5.000%, 11/1/52 Pool # SD8267	2,196,549	2,139,309
5.500%, 11/1/52 Pool # SD8268	1,878,004	1,875,968
4.500%, 12/1/52 Pool # SD1921	1,009,105	956,939
5.000%, 12/1/52 Pool # RA8278	2,650,363	2,576,968
5.500%, 12/1/52 Pool # SD8277	1,050,058	1,047,735
5.000%, 2/1/53 Pool # SD8299	646,851	628,768
5.500%, 2/1/53 Pool # SD2172	438,576	434,883
	Par Value	Value (Note 1, 2)
5.000%, 5/1/53 Pool # SD2875	$1,136,017	$1,105,349
5.500%, 6/1/53 Pool # SD3174	706,067	700,809
5.500%, 8/1/53 Pool # SD8349	521,645	519,216
5.500%, 9/1/53 Pool # SD8362	355,255	353,252
6.000%, 9/1/53 Pool # SD3739	885,045	903,573
5.500%, 2/1/54 Pool # SD4901	540,003	538,701
		32,639,619
Ginnie Mae - 0.0%
6.500%, 2/20/29 Pool # 2714	824	851
6.500%, 4/20/31 Pool # 3068	703	726
4.000%, 4/15/39 Pool # 698089	7,811	7,242
		8,819
Total Mortgage Backed Securities
(Cost $77,149,100)		74,118,550

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 28.9%
U.S. Treasury Bonds - 8.7%
5.375%, 2/15/31	2,000,000	2,077,500
4.500%, 5/15/38	1,250,000	1,214,746
2.250%, 5/15/41	3,000,000	2,099,297
3.750%, 8/15/41	4,250,000	3,636,406
4.625%, 5/15/44	4,000,000	3,701,719
3.000%, 5/15/45	1,000,000	725,195
3.000%, 5/15/47	500,000	353,125
1.250%, 5/15/50	1,500,000	671,719
1.875%, 2/15/51	1,500,000	786,914
4.125%, 8/15/53	2,000,000	1,657,734
4.250%, 8/15/54	3,050,000	2,581,897
		19,506,252
U.S. Treasury Notes - 20.2%
4.625%, 6/15/27	2,000,000	2,008,262
4.000%, 2/29/28	4,250,000	4,232,236
4.625%, 9/30/28	5,500,000	5,534,160
3.875%, 11/30/29	4,000,000	3,936,562
4.000%, 7/31/30	5,500,000	5,415,137
4.000%, 1/31/31	3,000,000	2,945,156
4.250%, 6/30/31	6,000,000	5,943,047
4.125%, 11/15/32	4,000,000	3,906,719
4.000%, 2/15/34	4,500,000	4,318,769
4.375%, 5/15/34	5,000,000	4,910,352
4.125%, 2/15/36	1,250,000	1,191,602
4.625%, 11/15/55	750,000	676,523
		45,018,525
Total U.S. Government and Agency Obligations
(Cost $69,100,634)		64,524,777

	Shares
SHORT-TERM INVESTMENTS - 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (F), 3.620%	3,296,066	3,296,066
State Street Navigator Securities Lending Government Money Market Portfolio (F) (G), 3.680%	918,750	918,750

Total Short-Term Investments
(Cost $4,214,816)		4,214,816
TOTAL INVESTMENTS - 99.2%
(Cost $235,120,775)		221,858,120

NET OTHER ASSETS AND LIABILITIES - 0.8%		1,749,669

TOTAL NET ASSETS - 100.0%		$223,607,789

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2026

Core Bond Fund Portfolio of Investments (unaudited) - concluded

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”

(B)	Floating rate or variable rate note. Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at July 31, 2026.

(C)	Stepped rate security. Rate shown is as of July 31, 2026.

(D)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.

(E)	All or a portion of these securities is on loan. The total value of the securities on loan is $919,651, collateralized by cash collateral of $918,750 and non-cash collateral of $24,279.

(F)	7-day yield.

(G)	Represents investments of cash collateral received in connection with securities lending.

CMT	Constant Maturity Treasury.

DAC	Designated Activity Company.

FREMF	Freddie Mac Multifamily Securities.

IO	Interest Only.

LLC	Limited Liability Corporation.

LP	Limited Partnership.

OP	Operating Partnership.

PLC	Public Limited Company.

REMIC	Real Estate Mortgage Investment Conduit.

REIT	Real Estate Investment Trust.

SOFR	Secured Overnight Financing Rate.

USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2026

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 94.4%
Communication Services - 2.3%
T-Mobile U.S., Inc. (A)	18,300	$3,160,593

Consumer Discretionary - 5.9%
Amazon.com, Inc.* (A)	8,300	2,254,114
Las Vegas Sands Corp.	84,000	4,106,760
NIKE, Inc., Class B (A)	42,500	1,772,675
		8,133,549
Consumer Staples - 16.0%
Archer-Daniels-Midland Co. (A)	96,000	7,609,920
Colgate-Palmolive Co. (A)	32,000	2,921,600
Constellation Brands, Inc., Class A (A)	32,100	4,180,383
PepsiCo, Inc. (A)	51,900	7,243,164
		21,955,067
Energy - 16.9%
APA Corp. (A)	194,900	7,273,668
Matador Resources Co. (A)	137,000	6,834,930
Transocean Ltd.*	1,700,000	9,044,000
		23,152,598
Equity Real Estate Investment Trusts (REITs) - 2.3%
Weyerhaeuser Co., REIT (A)	125,000	3,128,750

Financials - 14.2%
CME Group, Inc. (A)	18,900	5,061,231
Fiserv, Inc.* (A)	33,500	1,806,990
Marsh & McLennan Cos., Inc. (A)	26,300	4,988,847
PayPal Holdings, Inc. (A)	76,500	4,376,565
Visa, Inc., Class A (A)	8,700	3,185,331
		19,418,964
Health Care - 14.0%
Agilent Technologies, Inc. (A)	21,000	2,905,770
Danaher Corp. (A)	17,500	3,412,150
Labcorp Holdings, Inc. (A)	10,000	3,092,000
Medtronic PLC (A)	48,500	4,141,415
Pfizer, Inc.	123,000	3,076,230
Stryker Corp. (A)	8,000	2,605,600
		19,233,165
Industrials - 6.0%
Emerson Electric Co. (A)	18,000	2,696,760
Honeywell Aerospace, Inc.* (A)	6,000	1,240,440
Honeywell International, Inc. (A)	6,000	1,458,300
	Shares	Value (Note 1, 2)
Illinois Tool Works, Inc. (A)	9,800	$2,812,110
		8,207,610
Information Technology - 9.6%
Accenture PLC, Class A (A)	13,100	2,173,552
Adobe, Inc.* (A)	16,600	4,156,806
Broadcom, Inc. (A)	5,500	2,141,040
Microsoft Corp. (A)	10,200	4,740,144
		13,211,542
Materials - 2.6%
Newmont Corp. (A)	38,000	3,560,980

Utilities - 4.6%
AES Corp.	252,000	3,699,360
NextEra Energy, Inc. (A)	30,000	2,607,600
		6,306,960
Total Common Stocks
(Cost $155,252,656)		129,469,778

SHORT-TERM INVESTMENTS - 8.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 3.620%	11,213,511	11,213,511

Total Short-Term Investments
(Cost $11,213,511)		11,213,511
TOTAL PUT OPTIONS PURCHASED - 1.1%
(Cost $2,103,622)		1,489,500
TOTAL INVESTMENTS - 103.7%
(Cost $166,466,167)		142,172,789

TOTAL CALL AND PUT OPTIONS WRITTEN - (3.8%)		(5,283,483)

NET OTHER ASSETS AND LIABILITIES - 0.1%		173,994

TOTAL NET ASSETS - 100.0%		$137,063,300

*	Non-income producing.

(A)	All or a portion of these securities’ positions, with a value of $109,543,428, represent covers (directly or through conversion rights) for outstanding options written.

(B)	7-day yield.

PLC	Public Limited Company.

REIT	Real Estate Investment Trust.

Purchased Option Contracts Outstanding at July 31, 2026

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Put Options Purchased

S&P 500 Index	$7300.00	09/18/26	180	$131,400,000	$1,489,500	$2,103,622	$(614,122)
Total Put Options Purchased					$1,489,500	$2,103,622	$(614,122)

Written Option Contracts Outstanding at July 31, 2026

Desription	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
Accenture PLC	$150.00	8/21/26	(131)	$(1,965,000)	$(247,590)	$(37,225)	$(210,365)
Adobe, Inc.	230.00	8/21/26	(89)	(2,047,000)	(214,713)	(38,624)	(176,089)

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2026

Covered Call & Equity Income Fund Portfolio of Investments (unaudited) - concluded

Written Option Contracts Outstanding at July 31, 2026 (continued)

Desription	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call Options Written (continued)
Adobe, Inc.	$300.00	10/16/26	(77)	$(2,310,000)	$(61,215)	$(45,717)	$(15,498)
Agilent Technologies, Inc.	140.00	8/21/26	(210)	(2,940,000)	(69,300)	(53,109)	(16,191)
Amazon.com, Inc.	260.00	8/21/26	(83)	(2,158,000)	(130,102)	(80,892)	(49,210)
APA Corp.	37.50	8/21/26	(975)	(3,656,250)	(174,525)	(81,876)	(92,649)
APA Corp.	40.00	9/18/26	(974)	(3,896,000)	(149,509)	(106,832)	(42,677)
Archer-Daniels-Midland Co.	80.00	8/21/26	(960)	(7,680,000)	(240,000)	(205,065)	(34,935)
Broadcom, Inc.	400.00	8/21/26	(55)	(2,200,000)	(73,837)	(94,541)	20,704
CME Group, Inc.	280.00	8/21/26	(102)	(2,856,000)	(30,090)	(54,974)	24,884
CME Group, Inc.	280.00	10/16/26	(87)	(2,436,000)	(72,210)	(47,761)	(24,449)
Colgate-Palmolive Co.	95.00	8/21/26	(320)	(3,040,000)	(25,600)	(65,815)	40,215
Constellation Brands, Inc.	160.00	8/21/26	(321)	(5,136,000)	—	(76,710)	76,710
Danaher Corp.	200.00	8/21/26	(175)	(3,500,000)	(73,500)	(52,320)	(21,180)
Emerson Electric Co.	160.00	9/18/26	(180)	(2,880,000)	(67,500)	(69,204)	1,704
Fiserv, Inc.	55.00	8/21/26	(335)	(1,842,500)	(89,613)	(56,606)	(33,007)
Honeywell Aerospace, Inc.	240.00	9/18/26	(60)	(1,440,000)	(26,100)	(41,938)	15,838
Honeywell International, Inc.	260.00	9/18/26	(60)	(1,560,000)	(28,800)	(40,138)	11,338
Illinois Tool Works, Inc.	280.00	8/21/26	(98)	(2,744,000)	(107,800)	(49,389)	(58,411)
Labcorp Holdings, Inc.	280.00	8/21/26	(100)	(2,800,000)	(307,500)	(66,901)	(240,599)
Marsh & McLennan Cos., Inc.	180.00	10/16/26	(263)	(4,734,000)	(410,280)	(103,372)	(306,908)
Matador Resources Co.	55.00	8/21/26	(685)	(3,767,500)	(37,675)	(98,636)	60,961
Matador Resources Co.	60.00	9/18/26	(685)	(4,110,000)	(29,112)	(81,511)	52,399
Medtronic PLC	85.00	8/21/26	(485)	(4,122,500)	(119,553)	(80,239)	(39,314)
Microsoft Corp.	425.00	8/21/26	(102)	(4,335,000)	(444,975)	(79,454)	(365,521)
Newmont Corp.	110.00	10/16/26	(380)	(4,180,000)	(88,160)	(99,576)	11,416
NextEra Energy, Inc.	92.50	9/18/26	(300)	(2,775,000)	(23,250)	(61,351)	38,101
NIKE, Inc.	50.00	8/21/26	(425)	(2,125,000)	(2,763)	(42,915)	40,152
PayPal Holdings, Inc.	47.50	8/21/26	(765)	(3,633,750)	(730,575)	(77,246)	(653,329)
PepsiCo, Inc.	145.00	10/16/26	(260)	(3,770,000)	(115,050)	(78,252)	(36,798)
PepsiCo, Inc.	150.00	10/16/26	(259)	(3,885,000)	(74,203)	(73,841)	(362)
Stryker Corp.	340.00	8/21/26	(80)	(2,720,000)	(37,600)	(65,197)	27,597
T-Mobile U.S., Inc.	220.00	10/16/26	(12)	(264,000)	(990)	(4,788)	3,798
Visa, Inc.	340.00	8/21/26	(87)	(2,958,000)	(237,293)	(85,168)	(152,125)
Weyerhaeuser Co.	27.00	8/21/26	(625)	(1,687,500)	—	(33,735)	33,735
Total Call Options Written					$(4,540,983)	$(2,430,918)	$(2,110,065)
Put Options Written
S&P 500 Index	$7,000.00	9/18/26	(180)	$(126,000,000)	$(742,500)	$(1,152,248)	$409,748

Total Options Written, at Value					$(5,283,483)	$(3,583,166)	$(1,700,317)

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2026

Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 98.1%
Consumer Discretionary - 7.0%
Home Depot, Inc.	7,200	$2,390,112
Lowe’s Cos., Inc.	8,800	1,828,728
McDonald’s Corp.	7,850	2,124,524
		6,343,364
Consumer Staples - 9.4%
Colgate-Palmolive Co.	27,975	2,554,117
Hershey Co.	7,175	1,255,984
PepsiCo, Inc.	11,175	1,559,583
Procter & Gamble Co.	22,175	3,204,066
		8,573,750
Energy - 14.8%
Chevron Corp.	21,750	4,281,053
ConocoPhillips	16,350	1,969,848
EOG Resources, Inc.	19,150	2,847,413
ExxonMobil Holdings Corp.	28,000	4,352,320
		13,450,634
Financials - 18.3%
Bank of America Corp.	44,875	2,780,006
Blackrock, Inc.	1,950	2,126,261
Charles Schwab Corp.	22,300	2,346,852
CME Group, Inc.	12,025	3,220,175
JPMorgan Chase & Co.	7,275	2,559,272
Marsh & McLennan Cos., Inc.	9,450	1,792,570
Morgan Stanley	8,275	1,741,226
		16,566,362
Health Care - 13.2%
AbbVie, Inc.	12,625	3,168,117
Elevance Health, Inc.	3,575	1,343,628
Johnson & Johnson	18,675	4,787,336
Medtronic PLC	31,425	2,683,381
		11,982,462
Industrials - 20.0%
Automatic Data Processing, Inc.	11,475	3,057,628
Deere & Co.	1,675	992,722
Fastenal Co.	42,900	2,046,759
Honeywell Aerospace, Inc.*	7,350	1,519,539
Honeywell International, Inc.	7,350	1,786,418
Illinois Tool Works, Inc.	9,275	2,661,461
Rockwell Automation, Inc.	2,350	1,128,188
Union Pacific Corp.	10,900	3,184,217
Waste Management, Inc.	7,600	1,721,780
		18,098,712
Information Technology - 8.8%
Analog Devices, Inc.	4,225	1,552,307
QUALCOMM, Inc.	12,200	1,800,842
TE Connectivity PLC	8,550	1,758,650
Texas Instruments, Inc.	10,325	2,847,015
		7,958,814
Materials - 2.8%
Air Products & Chemicals, Inc.	8,575	2,528,682

Utilities - 3.8%
NextEra Energy, Inc.	39,700	3,450,724

Total Common Stocks
(Cost $62,079,174)		88,953,504
	Shares	Value (Note 1, 2)
SHORT-TERM INVESTMENTS - 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.620%	1,735,905	$1,735,905

Total Short-Term Investments
(Cost $1,735,905)		1,735,905
TOTAL INVESTMENTS - 100.0%
(Cost $63,815,079)		90,689,409

NET OTHER ASSETS AND LIABILITIES - 0.0%		23,592

TOTAL NET ASSETS - 100.0%		$90,713,001

*	Non-income producing.

(A)	7-day yield.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2026

Large Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 98.2%
Communication Services - 10.0%
Alphabet, Inc., Class C	65,419	$23,331,687
Meta Platforms, Inc., Class A	14,289	7,954,829
		31,286,516
Consumer Discretionary - 14.1%
Airbnb, Inc., Class A*	57,911	8,774,675
Amazon.com, Inc.*	69,066	18,756,945
Lowe’s Cos., Inc.	43,541	9,048,255
TJX Cos., Inc.	47,274	7,438,091
		44,017,966
Financials -27.9%
Capital Markets - 11.2%
Brookfield Corp.	220,048	9,358,641
Charles Schwab Corp.	81,757	8,604,107
Intercontinental Exchange, Inc.	62,109	9,470,380
MSCI, Inc.	12,684	7,258,292
		34,691,420
Financial Services - 4.8%
Visa, Inc., Class A	41,028	15,021,582

Insurance - 11.9%
Arch Capital Group Ltd.*	189,502	19,050,636
Marsh & McLennan Cos., Inc.	48,551	9,209,639
Progressive Corp.	41,402	8,753,211
		37,013,486
		86,726,488
Health Care - 8.1%
Agilent Technologies, Inc.	83,041	11,490,383
Alcon AG	49,064	3,382,472
Danaher Corp.	53,269	10,386,390
		25,259,245
Industrials - 19.4%
Copart, Inc.*	171,300	4,988,256
Deere & Co.	9,787	5,800,461
Ferguson Enterprises, Inc.	61,479	14,406,374
Honeywell Aerospace, Inc.*	28,217	5,833,582
Honeywell International, Inc.	15,514	3,770,678
PACCAR, Inc.	79,345	10,527,495
Parker-Hannifin Corp.	15,443	15,080,553
		60,407,399
Information Technology - 18.7%
Analog Devices, Inc.	35,113	12,900,867
Gartner, Inc.*	30,208	4,562,012
Keysight Technologies, Inc.*	50,883	16,235,748
Salesforce, Inc.	15,650	2,879,913
Texas Instruments, Inc.	67,499	18,612,174
Workday, Inc., Class A*	18,311	2,935,986
		58,126,700
Total Common Stocks
(Cost $156,407,964)		305,824,314
	Shares	Value (Note 1, 2)
SHORT-TERM INVESTMENTS - 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.620%	7,729,200	$7,729,200

Total Short-Term Investments
(Cost $7,729,200)		7,729,200
TOTAL INVESTMENTS - 100.7%
(Cost $164,137,164)		313,553,514

NET OTHER ASSETS AND LIABILITIES - (0.7%)		(2,218,361)

TOTAL NET ASSETS - 100.0%		$311,335,153

*	Non-income producing.

(A)	7-day yield.

MSCI	Morgan Stanley Capital International.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2026

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 97.1%
Communication Services - 3.7%
Liberty Media Corp.-Liberty Formula One, Class A*	454,863	$40,851,246
Liberty Media Corp.-Liberty Formula One, Class C*	230,826	22,650,955
		63,502,201
Consumer Discretionary - 14.3%
Asbury Automotive Group, Inc.*	143,901	33,341,862
Floor & Decor Holdings, Inc., Class A*	637,152	36,680,841
Lithia Motors, Inc.	108,651	41,876,268
Ross Stores, Inc.	405,888	101,906,300
Thor Industries, Inc. (A)	422,061	31,641,913
		245,447,184
Financials -26.4%
Capital Markets - 5.0%
Brookfield Asset Management Ltd., Class A	726,347	35,155,195
Moelis & Co., Class A	753,164	50,522,241
		85,677,436
Commercial Banks - 3.3%
Cullen/Frost Bankers, Inc.	188,965	31,432,438
Glacier Bancorp, Inc.	537,002	26,468,829
		57,901,267
Insurance - 18.1%
Arch Capital Group Ltd.*	1,294,175	130,103,413
Arthur J Gallagher & Co.	148,843	37,124,421
Brown & Brown, Inc.	997,388	70,216,115
Kinsale Capital Group, Inc.	62,274	22,195,699
W.R. Berkley Corp.	691,754	50,179,835
		309,819,483
		453,398,186
Health Care - 14.1%
Bio-Techne Corp.	484,784	34,948,079
Labcorp Holdings, Inc.	210,115	64,967,558
Medpace Holdings, Inc.*	111,036	64,079,986
Revvity, Inc.	241,986	27,228,265
Waters Corp.*	138,095	52,104,624
		243,328,512
Industrials - 21.5%
A.O. Smith Corp.	699,841	42,081,439
Carlisle Cos., Inc.	190,002	68,385,520
Copart, Inc.*	1,475,537	42,967,637
Expeditors International of Washington, Inc.	204,032	34,254,932
Graco, Inc.	294,852	23,405,352
MSA Safety, Inc.	307,362	58,481,768
PACCAR, Inc.	484,992	64,348,739
Verisk Analytics, Inc.	188,481	36,725,523
		370,650,910
Information Technology - 17.1%
Amphenol Corp., Class A	534,479	85,890,775
Bentley Systems, Inc., Class B	673,888	23,882,591
Gartner, Inc.*	209,769	31,679,314
MKS, Inc.	143,348	42,638,863
ServiceTitan, Inc., Class A*	391,926	32,553,374
Teledyne Technologies, Inc.*	85,083	55,777,862
Tyler Technologies, Inc.*	69,635	21,558,996
		293,981,775
Total Common Stocks
(Cost $1,132,046,932)		1,670,308,768
	Shares	Value (Note 1, 2)
SHORT-TERM INVESTMENTS - 4.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 3.620%	49,897,355	$49,897,355
State Street Navigator Securities Lending Government Money Market Portfolio (B) (C), 3.680%	23,879,998	23,879,998

Total Short-Term Investments
(Cost $73,777,353)		73,777,353
TOTAL INVESTMENTS - 101.4%
(Cost $1,205,824,285)		1,744,086,121

NET OTHER ASSETS AND LIABILITIES - (1.4%)		(24,484,781)

TOTAL NET ASSETS - 100.0%		$1,719,601,340

*	Non-income producing.

(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $23,100,431, collateralized by cash collateral of $23,879,998.

(B)	7-day yield.

(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2026

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 94.2%
Consumer Discretionary - 6.7%
Ollie’s Bargain Outlet Holdings, Inc.*	19,920	$1,463,522
Revolve Group, Inc.*	111,734	2,805,641
Shake Shack, Inc., Class A*	49,849	3,128,025
VF Corp.	203,318	2,911,514
		10,308,702
Consumer Staples - 3.9%
Edgewell Personal Care Co.	115,839	3,149,662
Primo Brands Corp.	123,523	2,803,972
		5,953,634
Energy - 1.1%
Matador Resources Co.	34,251	1,708,782
Financials - 9.2%
Axis Capital Holdings Ltd.	27,816	2,929,581
Baldwin Insurance Group, Inc.*	89,332	2,478,070
Hanover Insurance Group, Inc.	6,718	1,562,808
Moelis & Co., Class A	53,688	3,601,391
Texas Capital Bancshares, Inc.	37,069	3,664,271
		14,236,121
Health Care - 14.7%
Alphatec Holdings, Inc.*	134,795	1,283,248
Charles River Laboratories International, Inc.*	14,426	3,354,189
Encompass Health Corp.	62,988	6,996,077
HealthEquity, Inc.*	48,555	4,885,119
ICU Medical, Inc.*	15,553	2,620,836
Medpace Holdings, Inc.*	2,921	1,685,738
Vericel Corp.*	43,207	1,985,794
		22,811,001
Industrials - 22.0%
AAON, Inc.	23,082	2,055,683
Advanced Drainage Systems, Inc.	16,743	2,318,571
Carlisle Cos., Inc.	11,694	4,208,904
Core & Main, Inc., Class A*	99,659	4,382,006
Crane Co.	15,687	3,348,547
Hayward Holdings, Inc.*	298,597	4,517,773
Hexcel Corp.	28,166	2,899,690
Leonardo DRS, Inc.	62,222	2,865,323
Madison Air Solutions Corp., Class A*	70,901	2,060,383
Mueller Water Products, Inc., Class A	87,599	2,210,999
SiteOne Landscape Supply, Inc.*	18,118	1,711,064
WillScot Holdings Corp.	57,041	1,384,955
		33,963,898
Information Technology -30.6%
Communications Equipment - 2.6%
Extreme Networks, Inc.*	78,640	2,370,210
Viavi Solutions, Inc.*	47,217	1,744,668
		4,114,878
Electronic Equipment, Instruments & Components - 9.8%
Belden, Inc.	21,636	2,683,946
Crane NXT Co.	38,846	2,018,050
CTS Corp.	46,222	2,963,755
Knowles Corp.*	140,860	5,154,067
Mirion Technologies, Inc.*	164,568	2,465,229
		15,285,047
Semiconductors & Semiconductor Equipment - 3.9%
Entegris, Inc.	18,888	2,248,616
indie Semiconductor, Inc., Class A* (A)	445,423	1,438,716
	Shares	Value (Note 1, 2)
Power Integrations, Inc.	39,323	$2,387,299
		6,074,631
Software - 14.3%
Amplitude, Inc., Class A*	270,431	2,401,427
Box, Inc., Class A*	117,983	3,722,364
CommVault Systems, Inc.*	28,851	3,398,648
Gitlab, Inc., Class A*	114,277	3,943,699
Procore Technologies, Inc.*	69,013	3,779,842
Workiva, Inc.*	77,851	4,655,490
		21,901,470
		47,376,026
Materials - 6.0%
Celanese Corp.	33,054	1,478,175
Eagle Materials, Inc.	9,007	1,845,894
Scotts Miracle-Gro Co.	90,522	5,945,485
		9,269,554
Total Common Stocks
(Cost $115,737,596)		145,627,718

SHORT-TERM INVESTMENTS - 5.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 3.620%	8,563,935	8,563,935
State Street Navigator Securities Lending Government Money Market Portfolio (B) (C), 3.680%	555,718	555,718

Total Short-Term Investments
(Cost $9,119,653)		9,119,653
TOTAL INVESTMENTS - 100.1%
(Cost $124,857,249)		154,747,371

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(78,286)

TOTAL NET ASSETS - 100.0%		$154,669,085

*	Non-income producing.

(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $1,391,354, collateralized by cash collateral of $555,718 and non-cash collateral of $860,430.

(B)	7-day yield.

(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2026

Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Funds, a Delaware business trust (the “Trust” and each series of the Trust referred to individually as a “Fund” and collectively, the “Funds”) values securities and other investments as follows: Equity securities, including American Depositary Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each Fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

Rule 2a-5 under the 1940 Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith , including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a fund must fair value a security. Among other things, the Valuation Rule permits a board of trustees of a fund to designate a fund’s investment adviser as valuation designee to perform a fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee a fund’s investment adviser fair value determinations. The Board has designated the Funds’ investment adviser as Valuation Designee and the Valuation Designee has delegated valuation decisions to the Committee.

Madison Funds | July 31, 2026

Notes to Portfolio of Investments (unaudited) - continued

A Fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the “FASB”) guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As July 31, 2026, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of July 31, 2026, in valuing the funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

Fund[1]	Level 1	Level 2	Level 3	Value at 7/31/26
Conservative Allocation
Exchange Traded Funds	$14,276,519	$—	$—	$14,276,519
Investment Companies	17,829,922	—	—	17,829,922
Short-Term Investments	720,676	—	—	720,676
	32,827,117	—	—	32,827,117

Madison Funds | July 31, 2026

Notes to Portfolio of Investments (unaudited) - continued

Fund[1]	Level 1	Level 2	Level 3	Value at 7/31/26
Moderate Allocation
Exchange Traded Funds	$52,251,735	$—	$—	$52,251,735
Investment Companies	29,995,015	—	—	29,995,015
Short-Term Investments	5,127,175	—	—	5,127,175
	87,373,925	—	—	87,373,925
Aggressive Allocation
Exchange Traded Funds	41,357,154	—	—	41,357,154
Investment Companies	12,831,590	—	—	12,831,590
Short-Term Investments	6,592,200	—	—	6,592,200
	60,780,944	—	—	60,780,944
Diversified Income
Commercial Mortgage-Backed Securities	—	—	—	—
Exchange Traded Funds	99,505,100	—	—	99,505,100
Mortgage Backed Securities	—	4,260	—	4,260
Short-Term Investments	1,266,374	—	—	1,266,374
	100,771,474	4,260	—	100,775,734
Tax-Free National
Municipal Bonds	—	17,873,549	—	17,873,549
	—	17,873,549	—	17,873,549
High Quality Bond
Corporate Notes and Bonds	—	21,444,122	—	21,444,122
Foreign Corporate Bonds	—	730,710	—	730,710
U.S. Government and Agency Obligations	—	38,746,567	—	38,746,567
Short-Term Investments	1,052,171	—	—	1,052,171
	1,052,171	60,921,399	—	61,973,570
Core Bond
Asset Backed Securities	—	2,884,428	—	2,884,428
Collateralized Mortgage Obligations	—	15,617,749	—	15,617,749
Commercial Mortgage-Backed Securities	—	2,794,651	—	2,794,651
Corporate Notes and Bonds	—	53,584,953	—	53,584,953
Foreign Corporate Bonds	—	4,118,196	—	4,118,196
Mortgage Backed Securities	—	74,118,550	—	74,118,550
U.S. Government and Agency Obligations	—	64,524,777	—	64,524,777
Short-Term Investments	4,214,816	—	—	4,214,816
	4,214,816	217,643,304	—	221,858,120
Covered Call & Equity Income
Assets:
Common Stocks	129,469,778	—	—	129,469,778
Options Purchasd	1,489,500	—	—	1,489,500
Short-Term Investments	11,213,511	—	—	11,213,511
	142,172,789	—	—	142,172,789
Liabilities:
Options Written	(5,283,483)	—	—	(5,283,483)
	(5,283,483)	—	—	(5,283,483)
Dividend Income
Common Stocks	88,953,504	—	—	88,953,504
Short-Term Investments	1,735,905	—	—	1,735,905
	90,689,409	—	—	90,689,409
Large Cap
Common Stocks	305,824,314	—	—	305,824,314
Short-Term Investments	7,729,200	—	—	7,729,200
	313,553,514	—	—	313,553,514
Mid Cap
Common Stocks	1,670,308,768	—	—	1,670,308,768
Short-Term Investments	73,777,353	—	—	73,777,353
	1,744,086,121	—	—	1,744,086,121

Madison Funds | July 31, 2026

Notes to Portfolio of Investments (unaudited) - concluded

Fund[1]	Level 1	Level 2	Level 3	Value at 7/31/26
Small Cap
Common Stocks	$145,627,718	$—	$—	$145,627,718
Short-Term Investments	9,119,653	—	—	9,119,653
	154,747,371	—	—	154,747,371

1See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying Funds held in the Allocation Funds, including shareholder prospectuses and financial reports, please visit each Underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a Fund’s financial position, results of operations.

The following table presents the types of derivatives in the Covered Call & Equity Income Fund as of July 31, 2026 and their effects:

Statements of Asset & Liability Presentation of Fair Values of Derivative Instruments
		Asset Derivatives		Liability Derivatives
Fund	Underlying Risk	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Covered Call & Equity Income	Equity	Options Purchased	$1,489,500	Options Written	$(5,283,483)